Fees Summary	Apr. 20, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 244,260,000.00
Previously Paid Amount	13,810.00
Total Fee Amount	33,732.31
Total Offset Amount	0.00
Net Fee	$ 19,922.31
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A